EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	$ 159,484	$ 101,162	$ 531,911
Additions
Disposals
Depreciation
Impairment charge
Property and equipment, beginning	153,800	159,484	101,162
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	626,181	579,267	1,864,425
Additions	111,592	95,887	29,671
Disposals	(78,129)
Depreciation		(48,973)	0
Impairment charge			(1,314,829)
Property and equipment, beginning	659,644	626,181	579,267
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	466,697	478,105	1,332,514
Additions			0
Disposals	(12,431)	(39,178)
Depreciation	51,578	27,770	34,495
Impairment charge			(888,904)
Property and equipment, beginning	505,844	466,697	478,105
Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	4,451	5,243	3,379
Additions
Disposals
Depreciation
Impairment charge
Property and equipment, beginning	1,122	4,451	5,243
Computer Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	103,254	103,254	100,074
Additions	0	0	3,180
Disposals	(1,326)
Depreciation		0	0
Impairment charge			0
Property and equipment, beginning	101,928	103,254	103,254
Computer Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	98,803	98,011	96,695
Additions			0
Disposals	0	0
Depreciation	2,003	792	1,316
Impairment charge			0
Property and equipment, beginning	100,806	98,803	98,011
Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	32,976	45,421	59,757
Additions
Disposals
Depreciation
Impairment charge
Property and equipment, beginning	2,673	32,976	45,421
Furniture and Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	278,845	278,845	276,830
Additions	0	0	2,015
Disposals	0
Depreciation		0	0
Impairment charge			0
Property and equipment, beginning	278,845	278,845	278,845
Furniture and Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	245,869	233,424	217,073
Additions			0
Disposals	0	0
Depreciation	6,243	12,445	16,351
Impairment charge			0
Property and equipment, beginning	252,112	245,869	233,424
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	104,964	29,513	42,850
Additions
Disposals
Depreciation
Impairment charge
Property and equipment, beginning	112,023	104,964	29,513
Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	219,606	172,692	172,692
Additions	111,592	95,887	0
Disposals	(76,803)
Depreciation		(48,973)	0
Impairment charge			0
Property and equipment, beginning	254,395	219,606	172,692
Vehicles | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	114,642	143,179	129,842
Additions			0
Disposals	(12,431)	(39,178)
Depreciation	40,161	10,641	13,337
Impairment charge			0
Property and equipment, beginning	142,372	114,642	143,179
Mining Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	17,093	20,985	425,925
Additions
Disposals
Depreciation
Impairment charge
Property and equipment, beginning	13,922	17,093	20,985
Mining Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	24,476	24,476	1,314,829
Additions	0	0	24,476
Disposals	0
Depreciation		0	0
Impairment charge			(1,314,829)
Property and equipment, beginning	24,476	24,476	24,476
Mining Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	7,383	3,491	888,904
Additions			0
Disposals	0	0
Depreciation	3,171	3,892	3,491
Impairment charge			(888,904)
Property and equipment, beginning	$ 10,554	$ 7,383	$ 3,491